Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 49.3%
360 Security Technology Inc., Class A	37,599	$94,855
3SBio Inc.(a)(b)	166,500	164,943
51job Inc., ADR(b)	3,759	265,010
AAC Technologies Holdings Inc.(c)	92,000	515,034
AECC Aviation Power Co. Ltd., Class A	14,900	102,625
Agile Group Holdings Ltd.	192,000	277,381
Agricultural Bank of China Ltd., Class A	392,700	196,351
Agricultural Bank of China Ltd., Class H	3,087,000	1,170,691
Aier Eye Hospital Group Co. Ltd., Class A	20,480	190,484
Air China Ltd., Class A	102,900	123,231
Air China Ltd., Class H	198,000	160,137
Aisino Corp., Class A	44,100	92,825
Alibaba Group Holding Ltd., ADR(b)	180,751	47,602,583
Alibaba Health Information Technology Ltd.(b)	22,000	64,702
Alibaba Pictures Group Ltd.(b)(c)	350,000	46,953
A-Living Smart City Services Co. Ltd.(a)	36,750	154,774
Aluminum Corp. of China Ltd., Class A(b)	205,800	129,173
Aluminum Corp. of China Ltd., Class H(b)	526,000	207,618
Anhui Conch Cement Co. Ltd., Class A	31,100	267,046
Anhui Conch Cement Co. Ltd., Class H	152,000	972,486
Anhui Gujing Distillery Co. Ltd., Class B	12,200	144,464
ANTA Sports Products Ltd.	129,000	1,753,834
Autohome Inc., ADR	7,827	739,025
AVIC Aircraft Co. Ltd., Class A	31,400	148,650
Avic Capital Co. Ltd., Class A	132,300	93,495
AVIC Shenyang Aircraft Co. Ltd., Class A	6,300	58,146
AviChina Industry & Technology Co. Ltd., Class H	337,000	205,178
Baidu Inc., ADR(b)	29,253	4,065,874
Bank of Chengdu Co. Ltd., Class A	63,700	110,169
Bank of China Ltd., Class A	230,600	115,651
Bank of China Ltd., Class H	8,379,000	2,961,427
Bank of Communications Co. Ltd., Class A	301,200	215,602
Bank of Communications Co. Ltd., Class H	894,000	494,713
Bank of Hangzhou Co. Ltd., Class A	73,700	170,251
Bank of Jiangsu Co. Ltd., Class A	114,099	108,031
Bank of Nanjing Co. Ltd., Class A	88,300	115,677
Bank of Ningbo Co. Ltd., Class A	45,300	254,040
Bank of Shanghai Co. Ltd., Class A	96,970	118,929
Baoshan Iron & Steel Co. Ltd., Class A	125,200	118,161
Baozun Inc., ADR(b)(c)	8,085	300,439
BBMG Corp., Class A	185,400	87,347
BeiGene Ltd., ADR(b)	147	37,586
Beijing Capital International Airport Co. Ltd., Class H	186,000	139,395
Beijing Dabeinong Technology Group Co. Ltd., Class A	68,000	85,156
Beijing Enlight Media Co. Ltd., Class A	29,400	57,952
Beijing Enterprises Holdings Ltd.	75,500	244,444
Beijing Enterprises Water Group Ltd.	626,000	253,549
Beijing Shiji Information Technology Co. Ltd., Class A	20,100	101,967
Beijing Sinnet Technology Co. Ltd., Class A	29,400	85,341
Beijing Tongrentang Co. Ltd., Class A	18,300	74,814
Betta Pharmaceuticals Co. Ltd., Class A	2,600	36,072
Bilibili Inc., ADR(b)(c)	1,198	75,306
BOE Technology Group Co. Ltd., Class A	220,500	181,294
Bosideng International Holdings Ltd.	438,000	192,093
Brilliance China Automotive Holdings Ltd.	374,000	332,873
BYD Co. Ltd., Class A	10,300	269,477
BYD Co. Ltd., Class H(c)	79,500	1,867,391
BYD Electronic International Co. Ltd.	91,000	450,158

Security	Shares	Value

China (continued)
Caitong Securities Co. Ltd., Class A	53,800	$108,664
CGN Power Co. Ltd., Class H(a)	1,247,000	267,013
Changjiang Securities Co. Ltd., Class A	85,200	114,464
Chaozhou Three-Circle Group Co. Ltd., Class A	28,899	140,324
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	14,400	97,168
China Aoyuan Group Ltd.	128,000	133,242
China Avionics Systems Co. Ltd., Class A	44,400	121,392
China Cinda Asset Management Co. Ltd., Class H	1,121,000	218,344
China CITIC Bank Corp. Ltd., Class H	1,029,000	444,650
China Communications Construction Co. Ltd., Class A	49,400	59,461
China Communications Construction Co. Ltd., Class H	522,000	270,679
China Communications Services Corp. Ltd., Class H	330,000	176,227
China Conch Venture Holdings Ltd.	208,000	987,346
China Construction Bank Corp., Class A	88,200	95,841
China Construction Bank Corp., Class H	10,143,000	7,954,781
China Eastern Airlines Corp. Ltd., Class A	132,372	100,185
China Education Group Holdings Ltd.	171,000	341,449
China Everbright Bank Co. Ltd., Class A	341,200	225,049
China Everbright Bank Co. Ltd., Class H	303,000	118,034
China Everbright Environment Group Ltd.	561,481	311,431
China Everbright Ltd.	122,000	175,938
China Evergrande Group	231,000	486,880
China Film Co. Ltd., Class A	44,100	88,871
China Fortune Land Development Co. Ltd., Class A	36,720	82,872
China Galaxy Securities Co. Ltd., Class H	491,000	317,305
China Gas Holdings Ltd.(c)	323,400	1,190,980
China Gezhouba Group Co. Ltd., Class A	66,800	69,135
China Great Wall Securities Co. Ltd., Class A	44,100	87,732
China Hongqiao Group Ltd.	275,500	240,585
China Huarong Asset Management Co. Ltd., Class H(a)	1,260,000	144,650
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	178,800	416,527
China Jinmao Holdings Group Ltd.	620,000	319,097
China Lesso Group Holdings Ltd.	109,000	194,590
China Life Insurance Co. Ltd., Class A	10,900	70,254
China Life Insurance Co. Ltd., Class H	851,000	1,929,775
China Literature Ltd.(a)(b)	6,400	48,624
China Longyuan Power Group Corp. Ltd., Class H	418,000	351,546
China Medical System Holdings Ltd.	174,000	177,759
China Mengniu Dairy Co. Ltd.	338,000	1,709,074
China Merchants Bank Co. Ltd., Class A	132,300	888,709
China Merchants Bank Co. Ltd., Class H	427,331	2,703,720
China Merchants Energy Shipping Co. Ltd., Class A	74,400	68,295
China Merchants Port Holdings Co. Ltd.	178,000	211,005
China Merchants Securities Co. Ltd., Class A(b)	44,580	149,053
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	61,600	137,244
China Minsheng Banking Corp. Ltd., Class A	222,400	179,138
China Minsheng Banking Corp. Ltd., Class H	814,660	449,757
China Mobile Ltd.	687,500	4,114,802
China Molybdenum Co. Ltd., Class A	176,400	123,052
China Molybdenum Co. Ltd., Class H	510,000	239,458
China National Building Material Co. Ltd., Class H	486,000	638,179
China National Chemical Engineering Co. Ltd., Class A	124,000	122,305
China National Nuclear Power Co. Ltd., Class A	135,200	100,887
China National Software & Service Co. Ltd., Class A	2,500	27,626
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(b)	66,100	136,018
China Oilfield Services Ltd., Class H	324,000	245,325

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Overseas Land & Investment Ltd.	425,500	$1,035,141
China Pacific Insurance Group Co. Ltd., Class A	46,800	274,899
China Pacific Insurance Group Co. Ltd., Class H	323,600	1,231,371
China Petroleum & Chemical Corp., Class A	176,400	112,329
China Petroleum & Chemical Corp., Class H	2,666,600	1,207,322
China Power International Development Ltd.	767,000	154,340
China Railway Construction Corp. Ltd., Class A	89,599	116,970
China Railway Construction Corp. Ltd., Class H	239,500	158,173
China Railway Group Ltd., Class A	128,600	110,425
China Railway Group Ltd., Class H	545,000	269,249
China Renewable Energy Investment Ltd.(a)(b)(d)	2,513	0	(e)
China Resources Beer Holdings Co. Ltd.	166,000	1,225,863
China Resources Cement Holdings Ltd.	326,000	405,371
China Resources Gas Group Ltd.	118,000	568,500
China Resources Land Ltd.	337,777	1,463,954
China Resources Pharmaceutical Group Ltd.(a)	220,500	119,174
China Resources Power Holdings Co. Ltd.	294,000	312,488
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,800	60,955
China Shenhua Energy Co. Ltd., Class A	54,500	162,507
China Shenhua Energy Co. Ltd., Class H	408,000	788,370
China Shipbuilding Industry Co. Ltd., Class A(b)	206,899	136,466
China South Publishing & Media Group Co. Ltd., Class A	79,999	130,820
China Southern Airlines Co. Ltd., Class A(b)	127,100	121,692
China Southern Airlines Co. Ltd., Class H(b)(c)	194,000	119,115
China Spacesat Co. Ltd., Class A	15,000	77,508
China State Construction Engineering Corp. Ltd., Class A	265,240	218,885
China State Construction International Holdings Ltd.(c)	306,000	202,092
China Taiping Insurance Holdings Co. Ltd.	200,500	354,318
China Telecom Corp. Ltd., Class H	1,710,000	516,143
China Tourism Group Duty Free Corp. Ltd., Class A	10,500	308,300
China Tower Corp. Ltd., Class H(a)	5,146,000	809,819
China Traditional Chinese Medicine Holdings Co. Ltd.	358,000	168,552
China Unicom Hong Kong Ltd.	740,000	444,811
China United Network Communications Ltd., Class A	201,800	150,278
China Vanke Co. Ltd., Class A	70,000	326,598
China Vanke Co. Ltd., Class H	201,100	763,934
China Yangtze Power Co. Ltd., Class A	132,300	404,342
Chongqing Brewery Co. Ltd., Class A	3,499	55,836
Chongqing Changan Automobile Co. Ltd., Class A(b)	35,500	136,282
Chongqing Rural Commercial Bank Co. Ltd., Class H	402,000	172,156
Chongqing Zhifei Biological Products Co. Ltd., Class A	9,100	172,749
CIFI Holdings Group Co. Ltd.	364,000	314,582
CITIC Ltd.	693,000	541,707
CITIC Securities Co. Ltd., Class A	73,700	339,381
CITIC Securities Co. Ltd., Class H	237,000	533,154
CNOOC Ltd.	1,961,000	2,056,489
Contemporary Amperex Technology Co. Ltd., Class A	14,700	542,430
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	64,200	96,789
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	356,000	332,925
COSCO SHIPPING Ports Ltd.	228,000	150,579
Country Garden Holdings Co. Ltd.	920,828	1,216,289
Country Garden Services Holdings Co. Ltd.	151,000	845,327
CRRC Corp. Ltd., Class A	151,000	129,889
CRRC Corp. Ltd., Class H	519,750	208,503
CSPC Pharmaceutical Group Ltd.	1,097,200	1,071,371
Dali Foods Group Co. Ltd.(a)	337,500	208,965
Daqin Railway Co. Ltd., Class A	93,099	95,929
DHC Software Co. Ltd., Class A	51,600	72,225
Dong-E-E-Jiao Co. Ltd., Class A	5,300	33,596

Security	Shares	Value

China (continued)
Dongfang Electric Corp. Ltd., Class A	61,200	$98,776
Dongfeng Motor Group Co. Ltd., Class H	350,000	360,271
Dongxing Securities Co. Ltd., Class A	64,000	128,585
DouYu International Holdings Ltd., ADR(b)	1,911	25,340
East Money Information Co. Ltd., Class A	44,280	185,062
ENN Energy Holdings Ltd.	96,900	1,283,667
Everbright Securities Co. Ltd., Class A	29,500	86,080
Fangda Carbon New Material Co. Ltd., Class A(b)	132,340	132,944
Far East Horizon Ltd.	257,000	272,829
Financial Street Holdings Co. Ltd., Class A	88,200	93,294
First Capital Securities Co. Ltd., Class A	49,700	79,913
Focus Media Information Technology Co. Ltd., Class A	106,300	156,705
Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,721	356,170
Fosun International Ltd.	324,000	468,081
Founder Securities Co. Ltd., Class A(b)	75,500	103,498
Foxconn Industrial Internet Co. Ltd., Class A	44,100	92,557
Fuyao Glass Industry Group Co. Ltd., Class A	25,700	156,623
Fuyao Glass Industry Group Co. Ltd., Class H(a)	70,800	338,817
Ganfeng Lithium Co. Ltd., Class A	8,900	105,773
G-Bits Network Technology Xiamen Co. Ltd., Class A	700	39,980
GD Power Development Co. Ltd., Class A	194,100	63,422
GDS Holdings Ltd., ADR(b)(c)	8,820	794,065
Geely Automobile Holdings Ltd.	699,000	1,943,044
Gemdale Corp., Class A	45,300	104,163
Genscript Biotech Corp.(b)	182,000	261,526
GF Securities Co. Ltd., Class A	59,800	153,863
GF Securities Co. Ltd., Class H	169,400	236,428
Giant Network Group Co. Ltd., Class A	26,100	70,764
GoerTek Inc., Class A	34,600	199,661
GOME Retail Holdings Ltd.(b)(c)	1,680,000	199,368
Great Wall Motor Co. Ltd., Class H	427,500	865,753
Gree Electric Appliances Inc. of Zhuhai, Class A	14,700	148,878
Greenland Holdings Corp. Ltd., Class A	76,200	74,579
Greentown Service Group Co. Ltd.	244,000	283,578
Guangdong HEC Technology Holding Co. Ltd., Class A(b)	77,700	65,892
Guangdong Investment Ltd.	356,000	591,458
Guanghui Energy Co. Ltd., Class A(b)	228,400	105,523
Guangzhou Automobile Group Co. Ltd., Class H	370,800	398,900
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	22,000	102,311
Guangzhou Haige Communications Group Inc. Co., Class A	102,900	192,509
Guangzhou R&F Properties Co. Ltd., Class H	235,200	306,420
Guosen Securities Co. Ltd., Class A	60,000	125,290
Guotai Junan Securities Co. Ltd., Class A	58,900	167,571
Guoyuan Securities Co. Ltd., Class A	54,700	73,904
Haidilao International Holding Ltd.(a)	51,000	334,518
Haier Electronics Group Co. Ltd.(c)	157,000	748,294
Haier Smart Home Co. Ltd., Class A	44,200	181,168
Haitian International Holdings Ltd.	83,000	225,366
Haitong Securities Co. Ltd., Class A	95,000	194,910
Haitong Securities Co. Ltd., Class H	312,000	268,435
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	45,200	313,723
Hangzhou Robam Appliances Co. Ltd., Class A	20,300	123,313
Hangzhou Tigermed Consulting Co. Ltd., Class A	8,500	147,266
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	30,000	144,147
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,700	103,035
Hengan International Group Co. Ltd.	90,000	621,090
Hengli Petrochemical Co. Ltd., Class A	44,100	174,860

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hengtong Optic-Electric Co. Ltd., Class A	51,400	$115,690
Hengyi Petrochemical Co. Ltd., Class A	58,890	113,664
Hesteel Co. Ltd., Class A(b)	285,300	99,292
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,600	56,529
Hongfa Technology Co. Ltd., Class A	6,100	44,397
Hua Hong Semiconductor Ltd.(a)(b)(c)	67,000	332,299
Huaan Securities Co. Ltd., Class A	74,300	91,916
Huadian Power International Corp. Ltd., Class A	121,500	66,475
Huadong Medicine Co. Ltd., Class A	23,500	98,786
Huaneng Power International Inc., Class H	588,000	230,573
Huatai Securities Co. Ltd., Class A	73,500	215,587
Huatai Securities Co. Ltd., Class H(a)	147,800	231,066
Huaxi Securities Co. Ltd., Class A	58,800	112,239
Huaxia Bank Co. Ltd., Class A	138,700	137,647
Huayu Automotive Systems Co. Ltd., Class A	18,800	89,315
Huazhu Group Ltd., ADR	19,802	985,744
Hubei Biocause Pharmaceutical Co. Ltd., Class A	99,200	79,150
Hunan Valin Steel Co. Ltd., Class A	111,600	90,739
Hundsun Technologies Inc., Class A	8,580	115,309
Hutchison China MediTech Ltd., ADR(b)	9,276	287,556
HUYA Inc., ADR(b)(c)	4,557	94,284
Iflytek Co. Ltd., Class A	12,300	71,445
Industrial & Commercial Bank of China Ltd., Class A	270,300	218,542
Industrial & Commercial Bank of China Ltd., Class H	6,468,000	4,104,813
Industrial Bank Co. Ltd., Class A	129,200	412,736
Industrial Securities Co. Ltd., Class A	88,800	121,595
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	520,600	95,734
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	102,900	82,571
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	36,400	209,053
Innovent Biologics Inc.(a)(b)	86,000	566,308
iQIYI Inc., ADR(b)	16,611	371,422
JD.com Inc., ADR(b)	91,496	7,809,184
Jiangsu Expressway Co. Ltd., Class H	124,000	139,475
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,620	189,460
Jiangsu Hengrui Medicine Co. Ltd., Class A	30,164	394,198
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,203	194,855
Jiangsu Zhongtian Technology Co. Ltd., Class A	58,800	96,601
Jiangxi Copper Co. Ltd., Class A	44,100	147,448
Jiangxi Copper Co. Ltd., Class H	166,000	271,938
Jinke Properties Group Co. Ltd., Class A	58,800	71,311
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	44,100	93,898
Jointown Pharmaceutical Group Co. Ltd., Class A(b)	44,100	117,891
JOYY Inc.	7,056	628,478
Kaisa Group Holdings Ltd.	373,000	196,303
KE Holdings Inc.(b)	1,176	76,828
Kingboard Holdings Ltd.	97,000	371,609
Kingboard Laminates Holdings Ltd.	151,000	244,249
Kingdee International Software Group Co. Ltd.	302,000	1,053,737
Kingsoft Corp. Ltd.	108,000	541,916
Kunlun Energy Co. Ltd.	406,000	305,842
Kweichow Moutai Co. Ltd., Class A	8,118	2,114,533
KWG Group Holdings Ltd.	211,000	288,500
Lee & Man Paper Manufacturing Ltd.	177,000	143,837
Lenovo Group Ltd.	906,000	646,266
Lens Technology Co. Ltd., Class A	26,500	132,179
Lepu Medical Technology Beijing Co. Ltd., Class A	29,900	131,370
Li Ning Co. Ltd.	247,000	1,338,149
Liaoning Cheng Da Co. Ltd., Class A	14,700	50,423
Logan Group Co. Ltd.	196,000	328,163

Security	Shares	Value

China (continued)
Longfor Group Holdings Ltd.(a)	226,000	$1,480,916
LONGi Green Energy Technology Co. Ltd., Class A	29,400	306,960
Lufax Holding Ltd., ADR(b)	2,940	48,422
Luxshare Precision Industry Co. Ltd., Class A	38,541	302,766
Luye Pharma Group Ltd.(a)(c)	220,500	128,560
Luzhou Laojiao Co. Ltd., Class A	7,700	214,537
Mango Excellent Media Co. Ltd., Class A	13,200	137,538
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	44,184	84,743
Meituan, Class B(b)	341,900	12,789,552
Momo Inc., ADR	18,622	267,784
Muyuan Foods Co. Ltd., Class A	12,800	149,788
NARI Technology Co. Ltd., Class A	41,500	148,783
NavInfo Co. Ltd., Class A	40,200	94,330
NetEase Inc., ADR	45,044	4,070,626
New China Life Insurance Co. Ltd., Class A	12,300	114,458
New China Life Insurance Co. Ltd., Class H	110,600	464,370
New Hope Liuhe Co. Ltd., Class A	35,900	141,692
New Oriental Education & Technology Group Inc., ADR(b)	16,842	2,776,404
Nine Dragons Paper Holdings Ltd.	215,000	282,322
Ninestar Corp., Class A	29,400	132,569
NIO Inc., ADR(b)	114,410	5,781,137
Noah Holdings Ltd.(b)(c)	5,880	174,048
OFILM Group Co. Ltd., Class A	39,200	91,448
Oppein Home Group Inc., Class A	2,800	54,290
Orient Securities Co. Ltd., Class A	62,900	110,984
Oriental Pearl Group Co. Ltd., Class A	71,100	102,761
Pacific Securities Co. Ltd. (The), Class A(b)	64,100	38,382
People’s Insurance Co. Group of China Ltd. (The), Class H	1,179,000	372,596
Perfect World Co. Ltd., Class A	9,396	38,484
PetroChina Co. Ltd., Class A	96,700	63,340
PetroChina Co. Ltd., Class H	2,564,000	816,908
PICC Property & Casualty Co. Ltd., Class H	918,740	758,457
Pinduoduo Inc., ADR(b)	24,044	3,337,548
Ping An Bank Co. Ltd., Class A	106,400	319,202
Ping An Healthcare and Technology Co. Ltd.(a)(b)	44,100	539,553
Ping An Insurance Group Co. of China Ltd., Class A	65,200	892,097
Ping An Insurance Group Co. of China Ltd., Class H	640,000	7,512,415
Poly Developments and Holdings Group Co. Ltd., Class A	88,400	231,346
Postal Savings Bank of China Co. Ltd., Class H(a)	994,000	561,589
Power Construction Corp. of China Ltd., Class A	117,600	75,422
RiseSun Real Estate Development Co. Ltd., Class A	88,400	98,208
Rongsheng Petro Chemical Co. Ltd., Class A	29,419	114,994
SAIC Motor Corp. Ltd., Class A	45,622	183,807
Sanan Optoelectronics Co. Ltd., Class A	39,300	160,367
Sany Heavy Industry Co. Ltd., Class A	59,900	279,566
SDIC Capital Co. Ltd., Class A	44,300	99,373
SDIC Power Holdings Co. Ltd., Class A	69,800	100,458
Seazen Group Ltd.	308,000	272,144
Seazen Holdings Co. Ltd., Class A	26,000	139,959
Semiconductor Manufacturing International Corp.(b)	394,300	1,101,141
SF Holding Co. Ltd., Class A	14,400	175,077
Shaanxi Coal Industry Co. Ltd., Class A	84,400	133,912
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	29,400	107,905
Shandong Gold Mining Co. Ltd., Class A	22,160	80,289
Shandong Gold Mining Co. Ltd., Class H(a)	36,750	83,052
Shandong Linglong Tyre Co. Ltd., Class A	33,400	157,306
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	276,000	571,047

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Electric Group Co. Ltd., Class A(b)	125,500	$101,087
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	17,000	134,348
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	62,000	260,716
Shanghai International Airport Co. Ltd., Class A	8,800	105,012
Shanghai International Port Group Co. Ltd., Class A	172,800	121,591
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,456	54,991
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	166,636	129,643
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	29,400	89,854
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	95,600	161,789
Shanghai Pudong Development Bank Co. Ltd., Class A	184,800	282,538
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	84,500	84,372
Shanxi Securities Co. Ltd., Class A	73,530	89,734
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,500	201,178
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	156,180	130,309
Shenergy Co. Ltd., Class A	103,600	87,856
Shenwan Hongyuan Group Co. Ltd., Class A	161,700	132,703
Shenzhen Energy Group Co. Ltd., Class A	164,820	142,027
Shenzhen Goodix Technology Co. Ltd., Class A	900	22,831
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	39,456	112,193
Shenzhen Inovance Technology Co. Ltd., Class A	9,300	108,831
Shenzhen International Holdings Ltd.	132,000	216,921
Shenzhen Investment Ltd.	648,000	236,548
Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,000	186,375
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,600	133,300
Shenzhen Overseas Chinese Town Co. Ltd., Class A	73,500	81,320
Shenzhou International Group Holdings Ltd.	92,300	1,562,046
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	14,700	56,187
Shimao Group Holdings Ltd.	152,000	566,630
Sichuan Chuantou Energy Co. Ltd., Class A	58,800	93,205
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,400	92,088
SINA Corp.(b)(c)	9,518	412,415
Sino Biopharmaceutical Ltd.	1,282,250	1,290,106
Sinolink Securities Co. Ltd., Class A	44,100	120,572
Sinopharm Group Co. Ltd., Class H	167,200	413,228
Sinotruk Hong Kong Ltd.	94,000	233,287
Songcheng Performance Development Co. Ltd., Class A	29,400	86,145
SooChow Securities Co. Ltd., Class A	73,520	113,074
Spring Airlines Co. Ltd., Class A	14,700	113,490
SSY Group Ltd.	212,000	129,620
Sun Art Retail Group Ltd.	317,000	332,845
Sunac China Holdings Ltd.	296,000	1,133,983
Suning.com Co. Ltd., Class A	73,500	102,208
Sunny Optical Technology Group Co. Ltd.	85,500	1,680,774
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	29,700	123,495
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	22,599	36,475
TAL Education Group, ADR(b)	41,623	2,916,107
TBEA Co. Ltd., Class A	74,000	95,931
TCL Technology Group Corp., Class A	132,300	140,947
Tencent Holdings Ltd.	543,400	39,462,651
Tencent Music Entertainment Group, ADR(b)	588	9,855
Tianma Microelectronics Co. Ltd., Class A	56,600	131,867
Tianqi Lithium Corp., Class A(b)	24,320	102,862
Tingyi Cayman Islands Holding Corp.	246,000	415,051
Toly Bread Co. Ltd., Class A	18,500	168,694

Security	Shares	Value

China (continued)
Tongcheng-Elong Holdings Ltd.(b)	58,800	$109,674
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,400	80,896
Tongling Nonferrous Metals Group Co. Ltd., Class A	196,400	80,590
Tongwei Co. Ltd., Class A	29,400	137,618
Transfar Zhilian Co. Ltd., Class A	132,355	112,845
TravelSky Technology Ltd., Class H	147,000	333,345
Trip.com Group Ltd., ADR(b)	54,166	1,819,436
Tsingtao Brewery Co. Ltd., Class A	13,000	179,789
Tsingtao Brewery Co. Ltd., Class H	50,000	485,650
Uni-President China Holdings Ltd.	190,000	171,312
Unisplendour Corp. Ltd., Class A	24,080	81,829
Vipshop Holdings Ltd., ADR(b)	53,185	1,358,345
Wangsu Science & Technology Co. Ltd., Class A	48,500	56,977
Wanhua Chemical Group Co. Ltd., Class A	14,700	181,406
Want Want China Holdings Ltd.(c)	708,000	483,111
Weibo Corp., ADR(b)(c)	7,766	328,114
Weichai Power Co. Ltd., Class A	64,100	162,589
Weichai Power Co. Ltd., Class H	235,200	479,957
Wens Foodstuffs Group Co. Ltd., Class A	52,660	154,460
Western Securities Co. Ltd., Class A	73,900	107,818
Wharf Holdings Ltd. (The)	147,000	363,684
Winning Health Technology Group Co. Ltd., Class A	33,600	80,426
Wuhan Guide Infrared Co. Ltd., Class A	27,150	156,671
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	26,500	105,236
Wuliangye Yibin Co. Ltd., Class A	24,500	945,752
WuXi AppTec Co. Ltd., Class A	10,920	171,485
WuXi AppTec Co. Ltd., Class H(a)	44,180	661,062
Wuxi Biologics Cayman Inc., New(a)	216,000	2,142,586
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,200	49,803
Wuxi Taiji Industry Co. Ltd., Class A	73,500	120,528
XCMG Construction Machinery Co. Ltd., Class A	147,200	121,698
Xiamen C & D Inc., Class A	66,000	91,578
Xiaomi Corp., Class B(a)(b)	944,400	3,228,197
Xinhu Zhongbao Co. Ltd., Class A	102,900	51,138
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,502	120,732
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	108,362	173,603
Xinyi Solar Holdings Ltd.	410,000	747,810
XPeng Inc., ADR(b)	2,058	120,928
Yango Group Co. Ltd., Class A	55,000	60,016
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	20,300	114,119
Yanzhou Coal Mining Co. Ltd., Class A	73,500	126,895
Yanzhou Coal Mining Co. Ltd., Class H	186,000	153,311
Yifan Pharmaceutical Co. Ltd., Class A	39,400	123,111
Yihai International Holding Ltd.	53,000	621,096
Yonghui Superstores Co. Ltd., Class A	105,100	124,907
Yonyou Network Technology Co. Ltd., Class A	32,840	218,103
Yuexiu Property Co. Ltd.	928,000	192,722
Yum China Holdings Inc.	44,197	2,491,827
Yunda Holding Co. Ltd., Class A	21,980	57,456
Yunnan Baiyao Group Co. Ltd., Class A	5,500	79,634
Zai Lab Ltd., ADR(b)	882	97,708
Zhaojin Mining Industry Co. Ltd., Class H	112,000	143,892
Zhejiang Chint Electrics Co. Ltd., Class A	36,600	182,612
Zhejiang Dahua Technology Co. Ltd., Class A	36,800	116,833
Zhejiang Expressway Co. Ltd., Class H	198,000	140,982
Zhejiang Huayou Cobalt Co. Ltd., Class A(b)	7,100	56,455
Zhejiang Longsheng Group Co. Ltd., Class A	45,100	102,127

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang NHU Co. Ltd., Class A	22,500	$108,739
Zhejiang Semir Garment Co. Ltd., Class A	75,600	102,371
Zhengzhou Yutong Bus Co. Ltd., Class A	56,000	147,916
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	46,300	223,661
Zhongjin Gold Corp. Ltd., Class A	51,100	74,010
Zhongsheng Group Holdings Ltd.	74,500	559,291
Zhuzhou CRRC Times Electric Co. Ltd., Class H	84,700	266,582
Zijin Mining Group Co. Ltd., Class A	147,000	207,544
Zijin Mining Group Co. Ltd., Class H	708,000	705,945
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	59,200	77,015
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	88,400	92,248
ZTE Corp., Class A	15,200	80,228
ZTE Corp., Class H	95,360	246,011
ZTO Express Cayman Inc., ADR	43,071	1,216,325

		299,760,695

India — 10.8%
ACC Ltd.	1,176	27,076
Adani Green Energy Ltd.(b)	1,764	27,069
Adani Ports & Special Economic Zone Ltd.	71,062	394,910
Ambuja Cements Ltd.	80,118	282,418
Apollo Hospitals Enterprise Ltd.	882	27,963
Asian Paints Ltd.	34,009	1,017,337
Aurobindo Pharma Ltd.	37,191	436,185
Avenue Supermarts Ltd.(a)(b)	16,808	519,563
Axis Bank Ltd.(b)	253,461	2,059,004
Bajaj Auto Ltd.	11,032	472,757
Bajaj Finance Ltd.	21,609	1,432,347
Bajaj Finserv Ltd.	4,707	556,707
Balkrishna Industries Ltd.	1,597	35,784
Bandhan Bank Ltd.(a)(b)	85,338	422,909
Berger Paints India Ltd.	19,551	171,007
Bharat Forge Ltd.	31,796	218,260
Bharat Petroleum Corp. Ltd.	85,701	431,651
Bharti Airtel Ltd.	152,439	953,564
Bharti Infratel Ltd.	52,515	155,014
Biocon Ltd.(b)	8,473	49,123
Britannia Industries Ltd.	8,119	398,839
Cipla Ltd.	45,570	458,800
Coal India Ltd.	141,414	239,744
Colgate-Palmolive India Ltd.	3,675	75,117
Container Corp. of India Ltd.	32,928	180,544
Dabur India Ltd.	70,259	474,173
Divi’s Laboratories Ltd.	11,122	541,425
DLF Ltd.	57,918	146,406
Dr. Reddy’s Laboratories Ltd.	13,965	910,609
Eicher Motors Ltd.	17,201	588,722
GAIL India Ltd.	211,977	293,823
Godrej Consumer Products Ltd.	47,628	450,032
Grasim Industries Ltd.	40,355	477,217
Havells India Ltd.	31,670	342,717
HCL Technologies Ltd.	124,694	1,384,231
HDFC Asset Management Co. Ltd.(a)	4,851	166,302
HDFC Life Insurance Co. Ltd.(a)(b)	58,318	509,344
Hero MotoCorp Ltd.	12,193	511,857
Hindalco Industries Ltd.	157,301	480,784
Hindustan Petroleum Corp. Ltd.	85,439	241,528
Hindustan Unilever Ltd.	91,434	2,639,942
Housing Development Finance Corp. Ltd.	178,752	5,445,985

Security	Shares	Value

India (continued)
ICICI Bank Ltd.(b)	553,455	$3,537,553
ICICI Lombard General Insurance Co. Ltd.(a)	18,622	364,965
ICICI Prudential Life Insurance Co. Ltd.(a)	28,852	172,084
Indian Oil Corp. Ltd.	246,225	281,281
Indraprastha Gas Ltd.	5,586	37,443
Info Edge India Ltd.	5,457	317,323
Infosys Ltd.	362,720	5,387,688
InterGlobe Aviation Ltd.(a)(b)	12,201	249,461
ITC Ltd.	366,934	959,497
JSW Steel Ltd.	114,177	539,925
Jubilant Foodworks Ltd.	1,323	44,676
Larsen & Toubro Infotech Ltd.(a)	663	28,653
Larsen & Toubro Ltd.	56,154	851,073
LIC Housing Finance Ltd.	3,705	16,460
Lupin Ltd.	30,547	367,853
Mahindra & Mahindra Ltd.	93,097	907,635
Marico Ltd.	62,091	308,291
Maruti Suzuki India Ltd.	13,262	1,259,972
Motherson Sumi Systems Ltd.	138,625	277,133
Muthoot Finance Ltd.	2,777	43,198
Nestle India Ltd.	2,949	712,357
NTPC Ltd.	300,321	384,038
Oil & Natural Gas Corp. Ltd.	315,404	334,330
Page Industries Ltd.	815	250,422
Petronet LNG Ltd.	82,467	279,785
PI Industries Ltd.	1,536	45,804
Pidilite Industries Ltd.	16,855	351,080
Piramal Enterprises Ltd.	15,258	285,994
Power Grid Corp. of India Ltd.	228,291	593,106
REC Ltd.	88,424	145,013
Reliance Industries Ltd.	301,791	7,864,242
SBI Life Insurance Co. Ltd.(a)(b)	33,222	379,542
Shree Cement Ltd.	1,061	348,236
Shriram Transport Finance Co. Ltd.	22,050	318,648
Siemens Ltd.	4,557	93,129
State Bank of India(b)	227,565	750,548
Sun Pharmaceutical Industries Ltd.	105,840	731,242
Tata Consultancy Services Ltd.	98,490	3,563,760
Tata Consumer Products Ltd.	9,996	72,618
Tata Motors Ltd.(b)	221,094	538,433
Tata Steel Ltd.	47,775	372,459
Tech Mahindra Ltd.	60,270	713,616
Titan Co. Ltd.	38,191	701,974
Torrent Pharmaceuticals Ltd.	1,176	41,527
UltraTech Cement Ltd.	12,642	819,740
United Spirits Ltd.(b)	40,812	302,220
UPL Ltd.	71,108	401,071
Vedanta Ltd.	243,780	397,488
Wipro Ltd.	148,735	703,946
Zee Entertainment Enterprises Ltd.	116,313	302,734

		65,400,055

Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	411,600	46,203
Adaro Energy Tbk PT	2,112,700	207,978
Astra International Tbk PT	2,440,200	915,939
Bank Central Asia Tbk PT	1,073,300	2,358,296
Bank Mandiri Persero Tbk PT	2,261,300	1,012,941
Bank Negara Indonesia Persero Tbk PT	984,900	418,513
Bank Rakyat Indonesia Persero Tbk PT	6,262,600	1,814,025
Barito Pacific Tbk PT(b)	4,145,400	308,263

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	970,200	$417,420
Gudang Garam Tbk PT(b)	77,700	232,495
Indah Kiat Pulp & Paper Corp. Tbk PT	411,600	252,877
Indocement Tunggal Prakarsa Tbk PT	273,000	276,480
Indofood CBP Sukses Makmur Tbk PT	295,200	206,975
Indofood Sukses Makmur Tbk PT	559,000	281,084
Kalbe Farma Tbk PT	3,019,300	321,816
Merdeka Copper Gold Tbk PT(b)	323,400	44,433
Perusahaan Gas Negara Tbk PT	1,781,500	175,374
Sarana Menara Nusantara Tbk PT	352,800	27,359
Semen Indonesia Persero Tbk PT	412,700	341,968
Telekomunikasi Indonesia Persero Tbk PT	5,674,200	1,297,993
Unilever Indonesia Tbk PT	984,900	538,835
United Tractors Tbk PT	238,100	387,840

		11,885,107

Malaysia — 2.3%
AMMB Holdings Bhd	235,200	191,670
Axiata Group Bhd	333,400	290,518
CIMB Group Holdings Bhd	546,900	487,297
Dialog Group Bhd	491,578	434,384
DiGi.Com Bhd	391,300	384,192
Fraser & Neave Holdings Bhd	35,300	281,256
Gamuda Bhd	308,700	270,510
Genting Bhd	279,300	278,340
Genting Malaysia Bhd	364,600	219,261
Genting Plantations Bhd	66,500	155,069
HAP Seng Consolidated Bhd	94,600	191,568
Hartalega Holdings Bhd	199,900	706,568
Hong Leong Bank Bhd	80,200	338,202
Hong Leong Financial Group Bhd	40,700	163,839
IHH Healthcare Bhd	270,000	372,460
IOI Corp. Bhd	270,700	290,368
Kossan Rubber Industries	29,400	44,959
Kuala Lumpur Kepong Bhd	51,400	296,490
Malayan Banking Bhd	459,900	891,804
Malaysia Airports Holdings Bhd	126,856	162,229
Maxis Bhd	269,900	324,622
MISC Bhd	155,400	259,000
Nestle Malaysia Bhd	8,500	279,578
Petronas Chemicals Group Bhd	334,800	527,594
Petronas Dagangan Bhd	45,000	229,308
Petronas Gas Bhd	111,200	495,678
PPB Group Bhd	75,580	345,063
Press Metal Aluminium Holdings Bhd	207,900	357,216
Public Bank Bhd	333,510	1,424,417
QL Resources Bhd	165,850	258,912
RHB Bank Bhd	199,962	252,775
Sime Darby Bhd	413,000	234,175
Sime Darby Plantation Bhd	294,600	354,330
Supermax Corp. Bhd(b)	29,400	65,670
Telekom Malaysia Bhd	166,700	206,227
Tenaga Nasional Bhd	282,900	699,959
Top Glove Corp. Bhd	563,600	984,986
Westports Holdings Bhd	132,900	140,272
YTL Corp. Bhd(b)	7,200	1,140

		13,891,906

Pakistan — 0.0%
Habib Bank Ltd.	106,401	86,856
MCB Bank Ltd.	79,587	88,400

Security	Shares	Value

Pakistan (continued)
Oil & Gas Development Co. Ltd.	138,768	$86,525

		261,781

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	279,310	245,151
Aboitiz Power Corp.	235,200	125,965
Ayala Corp.	35,350	605,464
Ayala Land Inc.	911,860	720,688
Bank of the Philippine Islands	129,612	223,748
BDO Unibank Inc.	243,759	523,717
Globe Telecom Inc.	5,205	210,885
GT Capital Holdings Inc.	12,880	155,374
International Container Terminal Services Inc.	143,030	347,461
JG Summit Holdings Inc.	390,375	533,031
Jollibee Foods Corp.	66,480	261,329
Manila Electric Co.	34,140	199,955
Megaworld Corp.(b)	1,592,900	126,889
Metro Pacific Investments Corp.	2,232,400	190,367
Metropolitan Bank & Trust Co.	263,912	263,198
PLDT Inc.	11,760	321,394
Puregold Price Club Inc.	29,400	25,774
SM Investments Corp.	29,929	603,809
SM Prime Holdings Inc.	1,184,850	887,159
Universal Robina Corp.	117,290	346,406

		6,917,764

Singapore — 0.0%
BOC Aviation Ltd.(a)	26,200	232,851

South Korea — 15.2%
Alteogen Inc.(b)	441	64,045
Amorepacific Corp.	4,116	665,821
AMOREPACIFIC Group	4,591	218,234
BGF retail Co. Ltd.	1,323	150,049
Celltrion Healthcare Co. Ltd.(b)	6,957	767,656
Celltrion Inc.(b)	10,363	3,184,149
Celltrion Pharm Inc.(b)	294	50,295
Cheil Worldwide Inc.	10,554	197,908
CJ CheilJedang Corp.	1,218	397,910
CJ Corp.	2,205	157,621
CJ ENM Co. Ltd.	1,703	204,997
CJ Logistics Corp.(b)	1,100	165,017
Coway Co. Ltd.(b)	6,916	433,754
Daelim Industrial Co. Ltd.	3,586	259,256
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	6,321	154,519
DB Insurance Co. Ltd.	7,060	280,728
Doosan Bobcat Inc.	8,015	217,659
Doosan Heavy Industries & Construction Co. Ltd.(b)	2,352	35,603
Douzone Bizon Co. Ltd.	588	56,061
E-MART Inc.	2,647	368,386
Fila Holdings Corp.	7,203	268,839
GS Engineering & Construction Corp.	8,673	248,461
GS Holdings Corp.	6,468	204,874
GS Retail Co. Ltd.	5,439	165,891
Hana Financial Group Inc.	35,700	1,092,083
Hankook Tire & Technology Co. Ltd.	10,743	317,470
Hanmi Pharm Co. Ltd.	886	287,046
Hanon Systems	25,872	351,881
Hanwha Corp.	7,056	164,516
Hanwha Solutions Corp.	14,849	640,766
HLB Inc.(b)	5,800	477,502
Hotel Shilla Co. Ltd.	4,435	320,636

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	10,625	$322,624
Hyundai Glovis Co. Ltd.	2,685	431,910
Hyundai Heavy Industries Holdings Co. Ltd.	1,357	342,760
Hyundai Marine & Fire Insurance Co. Ltd.	9,268	186,775
Hyundai Mobis Co. Ltd.	7,582	1,671,870
Hyundai Motor Co.	16,863	2,765,925
Hyundai Steel Co.	10,610	304,910
Industrial Bank of Korea	32,046	269,331
Kakao Corp.	6,376	2,120,436
Kangwon Land Inc.	14,969	303,695
KB Financial Group Inc.	44,871	1,838,959
Kia Motors Corp.	30,206	1,577,793
KMW Co. Ltd.(b)	1,911	126,934
Korea Aerospace Industries Ltd.	10,854	228,056
Korea Electric Power Corp.(b)	31,512	610,847
Korea Gas Corp.	5,693	145,856
Korea Investment Holdings Co. Ltd.	5,880	393,754
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	5,214	485,330
Korea Zinc Co. Ltd.	1,041	356,549
Korean Air Lines Co. Ltd.(b)	11,172	257,454
KT&G Corp.	13,871	1,034,167
Kumho Petrochemical Co. Ltd.	2,661	334,263
LG Chem Ltd.	4,998	3,613,393
LG Corp.	11,762	750,438
LG Display Co. Ltd.(b)	31,559	434,933
LG Electronics Inc.	13,524	1,044,961
LG Household & Health Care Ltd.	1,043	1,427,050
LG Innotek Co. Ltd.	2,149	301,021
LG Uplus Corp.	13,671	147,638
Lotte Chemical Corp.	2,236	569,836
Lotte Corp.	4,116	131,676
Lotte Shopping Co. Ltd.	2,019	185,196
Meritz Securities Co. Ltd.	50,421	168,138
Mirae Asset Daewoo Co. Ltd.	47,187	404,259
NAVER Corp.	13,389	3,357,686
NCSoft Corp.	1,865	1,365,189
Netmarble Corp.(a)(b)	3,270	369,391
NH Investment & Securities Co. Ltd.	16,858	163,773
Orion Corp./Republic of Korea	3,134	335,619
Ottogi Corp.	294	147,724
Pan Ocean Co. Ltd.(b)	45,148	173,403
Pearl Abyss Corp.(b)	1,029	192,586
POSCO	8,232	1,740,805
POSCO Chemical Co. Ltd.	3,822	316,039
S-1 Corp.	2,755	196,190
Samsung Biologics Co. Ltd.(a)(b)	1,911	1,357,414
Samsung C&T Corp.	9,996	1,088,535
Samsung Card Co. Ltd.	4,557	136,313
Samsung Electro-Mechanics Co. Ltd.	7,065	996,015
Samsung Electronics Co. Ltd.	435,101	26,226,774
Samsung Engineering Co. Ltd.(b)	23,375	288,345
Samsung Fire & Marine Insurance Co. Ltd.	3,785	643,062
Samsung Heavy Industries Co. Ltd.(b)	60,541	373,679
Samsung Life Insurance Co. Ltd.	8,967	577,784
Samsung SDI Co. Ltd.	6,003	2,891,509
Samsung SDS Co. Ltd.	4,206	657,574
Samsung Securities Co. Ltd.	8,232	293,482
Seegene Inc.	147	24,962
Shin Poong Pharmaceutical Co. Ltd.(b)	294	35,071
Shinhan Financial Group Co. Ltd.	50,635	1,473,451

Security	Shares	Value

South Korea (continued)
Shinsegae Inc.	1,111	$231,427
SK Chemicals Co. Ltd.	147	56,592
SK Holdings Co. Ltd.	4,476	855,518
SK Hynix Inc.	58,521	5,156,385
SK Innovation Co. Ltd.	6,762	1,057,183
SK Telecom Co. Ltd.	2,511	538,939
S-Oil Corp.	6,034	379,528
Woori Financial Group Inc.	58,992	524,053
Yuhan Corp.	6,468	376,430

		92,456,800

Taiwan — 16.2%
Accton Technology Corp.	50,000	419,261
Acer Inc.	422,062	342,803
Advantech Co. Ltd.	47,604	512,742
Airtac International Group	18,000	524,165
ASE Technology Holding Co. Ltd.	452,484	1,216,043
Asia Cement Corp.	294,229	446,982
Asustek Computer Inc.	87,000	760,039
AU Optronics Corp.(b)	1,299,000	556,014
Catcher Technology Co. Ltd.	80,000	527,673
Cathay Financial Holding Co. Ltd.	912,624	1,293,571
Chailease Holding Co. Ltd.	159,565	873,332
Chang Hwa Commercial Bank Ltd.	859,210	536,582
Cheng Shin Rubber Industry Co. Ltd.	237,776	354,547
Chicony Electronics Co. Ltd.	73,518	220,277
China Development Financial Holding Corp.	1,716,200	537,093
China Life Insurance Co. Ltd.	332,482	264,212
China Steel Corp.	1,276,867	1,021,404
Chunghwa Telecom Co. Ltd.	441,000	1,678,747
Compal Electronics Inc.	537,000	363,621
CTBC Financial Holding Co. Ltd.	1,946,265	1,307,639
Delta Electronics Inc.	241,000	1,898,237
E.Sun Financial Holding Co. Ltd.	1,401,917	1,237,022
Eclat Textile Co. Ltd.	26,604	373,357
Eva Airways Corp.	6,000	2,663
Evergreen Marine Corp. Taiwan Ltd.(b)	390,867	338,722
Far Eastern New Century Corp.	381,460	366,705
Far EasTone Telecommunications Co. Ltd.	189,000	411,122
Feng TAY Enterprise Co. Ltd.	54,564	351,285
First Financial Holding Co. Ltd.	1,242,234	928,325
Formosa Chemicals & Fibre Corp.	399,950	1,080,472
Formosa Petrochemical Corp.	151,000	479,449
Formosa Plastics Corp.	476,400	1,424,060
Formosa Taffeta Co. Ltd.	2,000	2,151
Foxconn Technology Co. Ltd.	111,521	205,807
Fubon Financial Holding Co. Ltd.	670,396	1,041,963
Giant Manufacturing Co. Ltd.	43,000	426,191
Globalwafers Co. Ltd.	29,000	567,740
Highwealth Construction Corp.	152,824	238,599
Hiwin Technologies Corp.	32,049	343,513
Hon Hai Precision Industry Co. Ltd.	1,349,651	3,897,071
Hotai Motor Co. Ltd.	39,000	877,081
Hua Nan Financial Holdings Co. Ltd.	998,956	636,121
Innolux Corp.	1,155,620	407,472
Inventec Corp.	390,980	319,615
Largan Precision Co. Ltd.	11,000	1,244,628
Lite-On Technology Corp.	267,032	450,167
MediaTek Inc.	163,176	4,030,380
Mega Financial Holding Co. Ltd.	1,323,542	1,321,104
Micro-Star International Co. Ltd.	101,000	442,944

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Nan Ya Plastics Corp.	624,090	$1,405,721
Nanya Technology Corp.	161,000	408,961
Nien Made Enterprise Co. Ltd.	23,000	271,538
Novatek Microelectronics Corp.	77,000	807,754
Pegatron Corp.	239,000	547,555
Phison Electronics Corp.	18,000	203,982
Pou Chen Corp.	259,000	283,966
Powertech Technology Inc.	97,000	313,095
President Chain Store Corp.	66,000	599,737
Quanta Computer Inc.	322,000	869,889
Realtek Semiconductor Corp.	57,140	743,757
Ruentex Development Co. Ltd.	120,658	178,008
Shanghai Commercial & Savings Bank Ltd. (The)	441,980	604,762
Shin Kong Financial Holding Co. Ltd.	1,440,562	434,152
SinoPac Financial Holdings Co. Ltd.	1,431,699	557,560
Standard Foods Corp.	69,987	153,221
Synnex Technology International Corp.	171,050	267,055
Taishin Financial Holding Co. Ltd.	1,288,649	603,577
Taiwan Business Bank	1,153,323	402,616
Taiwan Cement Corp.	569,182	856,694
Taiwan Cooperative Financial Holding Co. Ltd.	1,177,500	838,637
Taiwan High Speed Rail Corp.	288,000	317,783
Taiwan Mobile Co. Ltd.	189,000	643,870
Taiwan Semiconductor Manufacturing Co. Ltd.	2,328,000	39,245,820
Uni-President Enterprises Corp.	589,650	1,344,698
United Microelectronics Corp.	1,423,000	2,021,980
Vanguard International Semiconductor Corp.	120,000	442,066
Walsin Technology Corp.	41,000	279,782
Win Semiconductors Corp.	44,000	517,148
Winbond Electronics Corp.	426,000	273,513
Wistron Corp.	367,080	384,434
Wiwynn Corp.	8,000	191,422
WPG Holdings Ltd.	178,320	266,831
Yageo Corp.	46,151	715,683
Yuanta Financial Holding Co. Ltd.	1,201,648	805,244
Zhen Ding Technology Holding Ltd.	61,455	266,282

		98,169,506

Thailand — 2.7%
Advanced Info Service PCL, NVDR	147,400	855,164
Airports of Thailand PCL, NVDR	538,100	1,138,459
Bangkok Bank PCL, Foreign(c)	61,000	251,058
Bangkok Dusit Medical Services PCL, NVDR	1,244,900	884,805
Bangkok Expressway & Metro PCL, NVDR	940,800	284,573
Berli Jucker PCL, NVDR(c)	151,000	187,190
BTS Group Holdings PCL, NVDR(c)	999,600	337,055
Bumrungrad Hospital PCL, NVDR	74,200	305,385
Central Pattana PCL, NVDR	310,100	520,250
Central Retail Corp. PCL, NVDR(b)	73,574	79,046
Charoen Pokphand Foods PCL, NVDR(c)	529,200	502,959
CP ALL PCL, NVDR(b)	650,300	1,300,600
Electricity Generating PCL, NVDR	37,300	266,341
Energy Absolute PCL, NVDR	238,600	352,970
Global Power Synergy PCL, NVDR	75,700	175,799
Gulf Energy Development PCL, NVDR	405,400	469,058
Home Product Center PCL, NVDR	762,149	370,367
Indorama Ventures PCL, NVDR	313,900	332,059
Intouch Holdings PCL, NVDR	308,700	566,375
IRPC PCL, NVDR	242,800	21,832
Kasikornbank PCL, Foreign	170,900	621,455
Kasikornbank PCL, NVDR	73,500	267,273

Security	Shares	Value

Thailand (continued)
Krung Thai Bank PCL, NVDR(c)	470,450	$166,407
Land & Houses PCL, NVDR	1,078,200	279,797
Minor International PCL, NVDR(b)(c)	411,680	337,510
Muangthai Capital PCL, NVDR(b)	120,100	214,393
PTT Exploration & Production PCL, NVDR	186,210	595,564
PTT Global Chemical PCL, NVDR	301,400	570,418
PTT PCL, NVDR	1,346,000	1,779,835
Ratch Group PCL, NVDR	113,600	213,117
Siam Cement PCL (The), NVDR	94,500	1,168,364
Siam Commercial Bank PCL (The), NVDR	117,600	332,390
Thai Oil PCL, NVDR(c)	115,300	181,050
Thai Union Group PCL, NVDR	510,800	254,978
Total Access Communication PCL, NVDR(c)	156,600	194,132
True Corp. PCL, NVDR(c)	1,808,105	194,857

		16,572,885

Total Common Stocks — 99.6% (Cost: $468,045,395)		605,549,350

Preferred Stocks

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	2,663	202,153
Series 2, Preference Shares, NVS	4,564	357,184
LG Chem Ltd., Preference Shares, NVS	1,035	333,449
LG Household & Health Care Ltd., Preference Shares, NVS	271	170,209
Samsung Electronics Co. Ltd., Preference Shares, NVS	10,588	584,634

		1,647,629

Total Preferred Stocks — 0.2% (Cost: $1,377,976)		1,647,629

Rights

China — 0.0%
Legend Holdings Corp. (Expires)(a)	3,561	0	(e)
Sino Ocean Group Holding Ltd. (Expires 12/09/20)(b)	1,890	0	(e)

		0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.19%(f)(g)(h)	8,779,853	8,785,121
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(f)(g)	730,000	730,000

		9,515,121

Total Short-Term Investments — 1.6% (Cost: $9,510,829)		9,515,121

Total Investments in Securities — 101.4% (Cost: $478,934,200)		616,712,100

Other Assets, Less Liabilities — (1.4)%		(8,654,355)

Net Assets — 100.0%		$608,057,745

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,964,628	$—	$(4,175,147	)(a)	$(2,491)	$(1,869)	$8,785,121	8,779,853	$19,065	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,850,000	—	(1,120,000	)(a)	—	—	730,000	730,000	228		—

					$(2,491)	$(1,869)	$9,515,121		$19,293		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	1	12/30/20	$68	$(209)
MSCI Emerging Markets E-Mini Index	10	12/18/20	601	44,122

				$43,913

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3		Total
Investments
Assets
Common Stocks	$605,549,350	$—		$0	(a)	$605,549,350
Preferred Stocks	1,647,629	—		—		1,647,629
Rights	—	0	(a)	—		0	(a)
Money Market Funds	9,515,121	—		—		9,515,121

	$616,712,100	$0	(a)	$0	(a)	$616,712,100

Derivative financial instruments(b)
Assets
Futures Contracts	$44,122	$—		$—		$44,122
Liabilities
Futures Contracts	(209)	—		—		(209)

	$43,913	$—		$—		$43,913

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

10